Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 92,845
Expiration period	5 years
Argentina | 2016
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 701
Argentina | 2017
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	6,966
Argentina | 2018
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	19,181
Argentina | 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	52,126
Argentina | 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	13,871
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	123,509
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 4,895
Expiration period	5 years
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 34,832